Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 1,172,330	$ 1,271,446
Derivative financial liabilities, undiscounted cash flows	(3,743)	9,336
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	32,939	36,707
Derivative financial liabilities, undiscounted cash flows	(7)	68
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	39,324	29,613
Derivative financial liabilities, undiscounted cash flows		352
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	125,806	99,675
Derivative financial liabilities, undiscounted cash flows	(2,514)	4,775
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	947,987	1,045,305
Derivative financial liabilities, undiscounted cash flows	(1,222)	4,141
Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	26,274	60,146
Interest rate swaps
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows	(3,743)	9,336
Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows	(7)	68
Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows		352
Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows	(2,514)	4,775
Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial liabilities, undiscounted cash flows	(1,222)	4,141
Trade accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	9,300	9,547
Trade accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	8,895	9,415
Trade accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	405	132
Due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	2,873	952
Due to related parties | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	2,873	952
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	26,182	21,379
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	8,780	8,379
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	10,733	7,375
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	6,669	5,625
Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	79	80
Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	79	80
Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	66,287	60,279
Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	1,642	1,019
Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	3,125	1,941
Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	14,453	8,929
Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	47,067	48,390
Floating interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 1,067,609	$ 1,179,160
Interest rate	6.50%	2.42%
Floating interest rate | Loans received | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 13,622	$ 17,894
Floating interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	22,188	19,164
Floating interest rate | Loans received | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	104,684	85,121
Floating interest rate | Loans received | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	900,841	996,835
Floating interest rate | Loans received | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	$ 26,274	60,146
Fixed interest rate | Loans received
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		49
Fixed interest rate | Loans received | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 49
Fixed interest rate | Loans received | Sponsor Credit Facility
Financial Risk Management
Percentage of commitment fee on the undrawn balance	1.00%	1.00%